Concentration and risk (Schedule of Risk Concentration) (Details)		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Sales [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage		41.00%		45.00%		95.00%
Sales [Member] | Game One [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage			[1]	11.00%		42.00%
Sales [Member] | Game Two [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage			[1]		[2]	33.00%
Sales [Member] | Game Three [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage			[1]	13.00%		11.00%
Sales [Member] | Game Four [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage		11.00%
Sales [Member] | Game Five [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage		11.00%
Mobile telecom operator 1 [Member] | Accounts Receivable [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage			[2]	30.00%
Mobile telecom operator 2 [Member] | Accounts Receivable [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	[2]
Mobile telecom operator 3 [Member] | Accounts Receivable [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	[2]

[1]	Less than 10%
[2]	Less than 10%